Significant accounting policies - Retained earnings impact of IFRS 9 and IFRS 15 adoption (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Significant accounting policies - Text Details (Detail) [Line Items]
Current prepayments and other current assets	€ 469	€ 317	€ 392
Deferred tax liabilities	152	18	33
Deferred tax assets	1,828	1,593	1,598
Current tax assets, current	147	110	109
Trade and other current receivables	4,035	3,911	3,909
Investments in subsidiaries, joint ventures and associates	244	149	€ 142
Retained earnings		8,571
IFRS 15 adoption impact - Costs of obtaining contract [member]
Significant accounting policies - Text Details (Detail) [Line Items]
Current prepayments and other current assets		(75)
Deferred tax liabilities	€ 15
Deferred tax assets		2
Current tax assets, current		1
IFRS 15 adoption impact [member]
Significant accounting policies - Text Details (Detail) [Line Items]
Current prepayments and other current assets		(75)
Deferred tax liabilities		15
Deferred tax assets		5
Current tax assets, current		1
Trade and other current receivables		1
Investments in subsidiaries, joint ventures and associates		7
IFRS 15 adoption impact - Royalty income [member]
Significant accounting policies - Text Details (Detail) [Line Items]
Deferred tax assets		7
Current tax assets, current		1
Contract liabilities		25
Trade and other current receivables		1
IFRS 9 adoption impact [member]
Significant accounting policies - Text Details (Detail) [Line Items]
Transfer from financial assets fair value through OCI reserve		€ 4